Revenues (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following represents the Company’s disaggregated revenues:

	Year Ended 31 March 2025
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Consolidated
Fiber cement	$2,863.3	$519.9	$84.3	$3,467.5
Fiber gypsum	—	—	410.0	410.0
Total	$2,863.3	$519.9	$494.3	$3,877.5

	Year Ended 31 March 2024
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Consolidated
Fiber cement	$2,891.4	$562.8	$77.0	$3,531.2
Fiber gypsum	—	—	405.1	405.1
Total	$2,891.4	$562.8	$482.1	$3,936.3

	Year Ended 31 March 2023
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Consolidated
Fiber cement	$2,787.6	$539.2	$68.6	$3,395.4
Fiber gypsum	—	—	381.7	381.7
Total	$2,787.6	$539.2	$450.3	$3,777.1